                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ]    is a restatement.
                                       [   ]adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:    Lepercq, de Neuflize & Co. Inc.
Address: 1675 Broadway
         New York, New York  10019


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Hartnedy
Title:   Treasurer
Phone:   (212) 698-0700

Signature, Place, and Date of Signing:

         /s/ Peter Hartnedy      New York, New York    2/14/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total:     $189,266
                                              [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                 LEPERCQ, DE NEUFLIZE & CO. INC.
                                                   FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4  COLUMN 5      COLUMN 6       COLUMN 7       COLUMN 8
   ---------       --------      --------   --------  --------      ---------      --------       --------
                                                              INVESTMENT DISCRETION        VOTING AUTHORITY (SHARES)
                                          FAIR MARKET                      SHARED
                                  CUSIP      VALUE    SHRS OR  SOLE SHARED OTHER    OTHER   SOLE    SHARED     NONE
NAME OF ISSUER    TITLE OF CLASS  NUMBER    (X$1000)  PRN AMT  (A)   (B)   (C)      MGR.     (A)      (B)       (C)
--------------    -------------   ------  ----------- -------  ---  -----  ----     ------  ------  -------   ------
AT&T                    COM      001957109      7026    138450  SH          Sole             138450
About.Com               COM      003736105      4140     46125  SH          Sole              46125
Apple Computer          COM      037833100      2365     23000  SH          Sole              23000
Atmel                   COM      049513104      1183     40000  SH          Sole              40000
Bank of New York        COM      064057102      2404     60100  SH          Sole              60100
Bausch & Lomb           COM      071707103      2262     33050  SH          Sole              33050
CBS                     COM      12490K107      9098    142300  SH          Sole             142300
CMGI                    COM      125750109     16086     58100  SH          Sole              58100
Chase Manhattan         COM      16161A108      1367     17600  SH          Sole              17600
Cisco Systems           COM      17275R102      1366     12750  SH          Sole              12750
Comverse Technology     COM      205862402      1563     10800  SH          Sole              10800
Conoco Class B          COM      208251405       699     28101  SH          Sole              28101
Dell Computer           COM      247025109      2509     49200  SH          Sole              49200
Digital Microwave       COM      253859102      1032     44050  SH          Sole              44050
E.I. DuPont de Nemours  COM      263534109       894     13566  SH          Sole              13566
Exodus Communications   COM      302088109     20804    234250  SH          Sole             234250
Global Crossing         COM      G3921A100     18033    360662  SH          Sole             360662
Great Lakes Chemical    COM      390568103      1456     38125  SH          Sole              38125
Intel                   COM      458140100      1368     16625  SH          Sole              16625
Johnson & Johnson       COM      478160104      2603     27950  SH          Sole              27950
Lattice Semiconductor   COM      518415104      4943    104900  SH          Sole             104900
Loral Space &
 Communications         COM      G56462107      7873    323800  SH          Sole             323800
Microsoft               COM      594918104      1208     10350  SH          Sole              10350
Motorola                COM      620076109      2879     19550  SH          Sole              19550
NBC Internet Inc.       COM      62873D105       212      2750  SH          Sole               2750
Novell                  COM      670006105     15384    386400  SH          Sole             386400
Ocean Energy            COM      67481E106      5118    660400  SH          Sole             660400
Pharmacia & Upjohn      COM      716941109      2205     49000  SH          Sole              49000
Qwest Communications
  Internati             COM      749121109      6536    152000  SH          Sole             152000
Russell                 COM      782352108      1675    100000  SH          Sole             100000
Schlumberger ($)        COM      806857108      4219     75000  SH          Sole              75000
Sirius Satellite Radio  COM      82966U103      4001     89900  SH          Sole              89900
Starmedia Network       COM      855546107      4297    107250  SH          Sole             107250
Sun Microsystems        COM      866810104     11275    145600  SH          Sole             145600
Transocean Sedco Forex  COM      G90078109       489     14520  SH          Sole              14520
Walt Disney             COM      254687106       459     15678  SH          Sole              15678


                                4




Weyerhaeuser            COM      962166104       544      7574  SH          Sole               7574
Yahoo                   COM      984332106     13647     31541  SH          Sole              31541
eBay                    COM      278642103      4044     32305  SH          Sole              32305
REPORT SUMMARY                                189,266

[Repeat as necessary]














































                                5
03034001.AA0